UNEARNED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
UNEARNED REVENUE

Note 7. UNEARNED REVENUE

The Company engaged in an observational study of CyPath® Lung with the U.S. Department of Defense (“DOD”). A total of 70 CyPath® Lung units were ordered and shipped. However, in compliance with FASB ASC 606, the performance obligation was complete for only 40 units as of September 30, 2024. The performance obligation is deemed complete after samples have been collected, processed, analyzed, and results communicated to patients. The unearned revenue balance amounted to $24,404 and $33,058 as of September 30, 2024, and December 31, 2023, respectively.

Note 7. UNEARNED REVENUE

The Company engaged in an observational study of CyPath® Lung with the DOD. A total of 70 CyPath® Lung units were ordered and shipped. However, in compliance with FASB ASC 606, the performance obligation was complete for only 25 units as of December 31, 2023. The performance obligation is deemed complete after samples have been collected and processed and results analyzed. The unearned revenue balance amounted to $33,058 and $0 as of December 31, 2023, and 2022, respectively.